Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	14 Months Ended	24 Months Ended	32 Months Ended	36 Months Ended	40 Months Ended	46 Months Ended	60 Months Ended	64 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Oct. 24, 2023	Jul. 31, 2023	May 19, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Aug. 16, 2022	Jul. 31, 2022	Jan. 31, 2022	Dec. 14, 2021	Aug. 03, 2021	Jul. 31, 2021	Apr. 06, 2021	Jan. 31, 2021	Sep. 29, 2020	Jul. 31, 2020	Jul. 31, 2019	Mar. 19, 2019
C000210296 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 21,205	$ 21,205	$ 21,205	$ 21,205	$ 21,205	$ 21,205	$ 21,205	$ 21,205	$ 21,205											$ 16,678						$ 13,844				$ 15,372				$ 11,150	$ 10,659	$ 10,000
Average Annual Return, Percent	27.15%							14.75%	15.02%
C000210296 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	27.31%							14.74%	15.03%
C000221226 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 10,362	10,362	10,362	10,362	10,362	10,362	$ 10,362	$ 10,362	$ 10,362						$ 9,874					9,841			$ 9,543			9,235	$ 9,972			11,950		$ 11,803	$ 10,000
Average Annual Return, Percent	5.30%						0.93%
C000221226 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	5.42%						0.93%
C000226202 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 11,101	11,101	11,101	11,101	11,101	$ 11,101	$ 11,101	11,101	11,101						10,269					10,119			9,604			8,994	10,169			10,477	$ 10,000
Average Annual Return, Percent	9.70%					3.19%
C000226202 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	9.43%					3.16%
C000236859 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 9,915	9,915	$ 9,915	9,915	9,915	$ 9,915	9,915	9,915	9,915			$ 9,482			9,054			$ 7,405		9,080		$ 7,933	9,185	$ 8,785	$ 10,000
Average Annual Return, Percent	9.06%		(0.44%)
C000236859 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	9.30%		(0.29%)
C000221227 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 10,216	10,216	$ 10,216	10,216	10,216	10,216	$ 10,216	10,216	10,216						9,296					9,010			7,745			8,316	10,954			14,368		14,380	10,000
Average Annual Return, Percent	13.39%						0.56%
C000221227 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	13.45%						0.57%
C000228613 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 8,815	8,815	8,815	8,815	$ 8,815	8,815	$ 8,815	8,815	8,815						8,179					8,923			8,684			8,239	9,175		$ 10,000
Average Annual Return, Percent	(1.22%)				(4.13%)
C000228613 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	(1.09%)				(4.15%)
C000242802 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 12,992	$ 12,992	12,992	12,992	$ 12,992	12,992	12,992	12,992	12,992			12,327			11,704			10,103		10,870	$ 10,000
Average Annual Return, Percent	19.53%	24.32%
C000242802 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	19.72%	24.35%
C000226201 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 13,697	$ 13,697	13,697	13,697	13,697	$ 13,697	13,697	13,697	13,697						12,016					11,356			10,071			10,124	11,167			10,875	10,000
Average Annual Return, Percent	20.61%					9.94%
C000226201 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	20.60%					9.95%
C000232558 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 12,740	12,740	12,740	$ 12,740	12,740	$ 12,740	12,740	12,740	12,740						10,885					10,082			9,035			8,801	9,657	$ 10,000
Average Annual Return, Percent	26.36%			9.64%
C000232558 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	26.48%			9.64%
C000245618 [Member]
Account Value [Line Items]
Account Value	$ 12,543	12,543	12,543	$ 12,543	12,543	12,543	12,543	12,543	12,543	$ 12,487	$ 12,288	11,706	$ 12,224	$ 11,907	11,355	$ 11,122	$ 10,588	9,845	$ 10,000
MSCI USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Account Value	$ 21,372	21,372	21,372	21,372	21,372	21,372	21,372	$ 21,372	$ 21,372											17,516						15,482				16,623				$ 12,072	$ 10,642	$ 10,000
Average Annual Return, Percent	22.02%							14.96%	15.21%
MSCI All Country World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 11,731	11,731	$ 11,731	11,731	$ 11,731	11,731	$ 11,731	$ 11,731	$ 11,731			11,808			10,433			9,859		10,025		$ 10,053	9,096	$ 8,922	$ 10,000	8,879	9,887		10,000	13,025		11,466	10,000
Average Annual Return, Percent	17.02%		13.29%		5.48%		11.92%
MSCI World ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index
Account Value	$ 11,643	11,643	$ 11,643	11,643	$ 11,643	$ 11,643	$ 11,643	11,643	11,643						10,802					10,478			9,868			9,074	10,171			10,454	10,000
Average Annual Return, Percent	11.12%					4.69%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Account Value	$ 13,126	$ 13,126	13,126	13,126	13,126	$ 13,126	13,126	13,126	13,126	$ 12,938	$ 12,523	11,960	$ 12,491	$ 12,103	11,483	$ 11,325	$ 10,793	9,871	$ 10,000	11,018	10,000		10,041			10,055	10,979			10,797	$ 10,000
Average Annual Return, Percent	21.50%	27.59%				10.20%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 12,418	$ 12,418	12,418	$ 12,418	12,418	$ 12,418	12,418	12,418	12,418						10,821					10,167			8,956			8,996	9,758	$ 10,000
Average Annual Return, Percent	22.15%			8.59%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Account Value	$ 12,426	$ 12,426	12,426	$ 12,426	12,426	12,426	12,426	12,426	12,426			$ 11,567			11,099			$ 9,768		10,824	$ 10,000
Average Annual Return, Percent	14.80%	19.89%
MSCI ACWI SMID Growth Health Care Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI SMID Growth Health Care Index
Account Value	$ 9,386	$ 9,386	9,386	9,386	9,386	9,386	$ 9,386	9,386	9,386						8,678					9,030			9,053			8,988	9,969			12,365		11,981	10,000
Average Annual Return, Percent	3.94%						(1.64%)
MSCI ACWI SMID Growth Information Technology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI SMID Growth Information Technology Index
Account Value	$ 14,190	14,190	14,190	14,190	14,190	14,190	$ 14,190	14,190	14,190						13,424					12,782			11,014			10,848	12,646			$ 13,768		$ 12,569	$ 10,000
Average Annual Return, Percent	11.01%						9.55%
MSCI ACWI Multiple Industries Select Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Multiple Industries Select Index
Account Value	$ 11,312	$ 11,312	$ 11,312	$ 11,312	$ 11,312	$ 11,312	$ 11,312	$ 11,312	$ 11,312						$ 9,961					$ 9,980			$ 9,297			$ 9,063	$ 9,911		$ 10,000
Average Annual Return, Percent	13.34%				4.21%